Pension and severance plans - Foreign plans, included in the consolidated balance sheet (Details 9) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Pension and severance plans
Accrued pension and severance costs	¥ 19,169	¥ 19,576
Foreign plans
Pension and severance plans
Net amounts recognized	13,730	14,290
Accrued pension and severance costs | Foreign plans
Pension and severance plans
Accrued pension and severance costs	13,823	¥ 14,290
Other non-current assets | Foreign plans
Pension and severance plans
Other non-current assets	¥ (93)